Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Effective Income Tax Rate
The reconciliation of the U.S. federal statutory rate to the Company’s effective tax rate is as follows:

	Year Ended December 31,
	2022	2021
Tax at statutory rate	21.00%	21.00%
State income taxes	6.17%	4.89%
Stock-based compensation	—	(0.13)%
Other	0.03%	0.02%
Change in valuation allowance	(27.20)%	(25.78)%

Effective tax rate	0.00%	0.00%

Components of Deferred Tax Assets and Liabilities
The significant components of the Company’s deferred tax assets consist of the following at December 31, 2022 and 2021:

	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$6,890,275	$5,202,047
Capitalized research and development	2,854,530	—
Stock-based compensation	2,440,885	2,272,970
Accrued expenses	199,961	—

Total deferred tax assets	12,385,651	7,475,017
Deferred tax asset valuation allowance	(12,385,651)	(7,475,017)

Net deferred tax asset	$—	$—